17. COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company leases certain facilities under long-term, non-cancelable leases and monthly leases. These leases are accounted for as operating leases. Rent expense for continuing operations amounted to $1,200, $669, nil for the years ended December 31, 2016, 2015 and 2014, respectively. Rent expense for discontinued operations amounted to $739, $1,935 and $2,998 for the years ended December 31, 2016, 2015 and 2014, respectively.

Future minimum payments for operations under long-term, non-cancelable leases as of December 31, 2016, are as follows:

Year Ending December 31,	Future Minimum Payments
2017	$192
2018	252
2019	31
Total	$475

Legal Proceedings

In the opinion of management, there are no material claims assessments or litigation pending against the Company.